Related parties	12 Months Ended
Dec. 31, 2022
Related parties
Related parties

32. Related parties

Relationship and transactions with entities with control of, or significant influence over, Galapagos

Gilead

Gilead exercises significant influence over Galapagos as from the equity subscription on August 23, 2019. As a result of the equity subscription we received a transparency notification from Gilead on August 28, 2019 confirming they held 22.04% of the then issued and outstanding shares of Galapagos.

By exercising Warrant A on November 6, 2019 Gilead increased its ownership in Galapagos to 25.10% of the then outstanding shares. Gilead further increased its ownership to 25.84% at December 31, 2019. Gilead’s ownership then diluted to 25.49% at December 31, 2021 and to 25.38% at December 31, 2022, due to seven capital increases resulting from the exercise of subscription rights under employee subscription right plans in the course of respectively 2021 (four capital increases) and 2022 (three capital increases).

The presumption of significant influence is also confirmed by the fact that Gilead has the right, for as long as it holds more than 20% of Galapagos’ share capital, to appoint two Investor Board Designees to Galapagos’ Board of Directors, out of a total of nine.

The following balances are outstanding at the end of the reporting period in relation to Gilead:

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)

Non-current trade receivables			€50,000
Trade and other receivables	€7,877	€88,246	132,825
Trade and other payables		€11,580	€27,074

The trade and other receivables on December 31, 2021 mainly contained €50.0 million of receivables relating to the in 2020 modified collaboration for filgotinib, €12.6 million related to the transfer of the sponsorship and operational and financial responsibility of the DIVERSITY clinical trial from Gilead to us and €23.8 million of profit and cost sharing receivables relating to our collaboration for filgotinib. All these amounts were paid during 2022. The outstanding receivables on December 31, 2022 mainly relate to development cost sharing receivables relating to our collaboration for filgotinib (€5.0 million) and €2.6 million of receivables relating to royalties.

During 2022 we recognized in revenue €230.4 million (€230.6 million for the year ended December 31, 2021; €229.6 million for the year ended December 31, 2020) relating to the performance obligation for the drug discovery platform and a total of €174.4 million (€235.7 million for the year ended December 31, 2021; €228.1 million for the year ended December 31, 2020) representing the total impact on our revenues coming from the filgotinib performance obligation. The latter consists of upfront payments and milestone payments that were recognized in accordance with the percentage of completion of the underlying performance obligation.

Additionally, we recognized in 2022 royalty income for an amount of €10.7 million in relation to the commercialization of Jyseleca (€3.8 million for the year ended December 31, 2021, €16.2 million for the year ended December 31, 2020).

Furthermore, we recognized in 2022 €0.4 million (€18.1 million for the year ended December 31, 2021; €34.1 million for the year ended December 31, 2020) of cost reimbursements from Gilead with respect to the development of GLPG1690 as a decrease of the related expenses (on the line research and development expenditure). An amount of €2.4 million (€81.3 million for the year ended December 31, 2021; €101.0 million for the year ended December 31, 2020) relating to cross charges from Gilead relating to filgotinib was recognized as expense on the line research and development expenditure.

Finally, we recognized in 2022 €0.03 million as a deduction of sales & marketing expenses (a deduction of €59.7 million for the year ended December 31, 2021; a deduction of €4.7 million for the year ended December 31, 2020) mainly relating to our 50/50 cost share mechanism with Gilead for expenses incurred in preparation for the co-promotion activities for filgotinib. We recognized €0.03 million as a deduction of research and development expenditure (a deduction of €7.0 million for the year ended December 31, 2021) mainly relating to our 50/50 profit/(cost) share mechanism with Gilead for direct sales of Jyseleca in the shared territory. This profit/(cost) share mechanism for sales and marketing expenses came to an end beginning of 2022, which explains the variance compared to 2021.

We purchased raw materials, semi-finished products and finished products of Jyseleca® from Gilead for an amount of €13.5 million for the year ended December 31, 2022 (€24.9 million for the year ended December 31, 2021 and €0.2 million for the year ended December 31, 2020).

As at December 31, 2022 we have two outstanding performance obligations under IFRS 15 towards Gilead, being the performance obligation related to our drug discovery platform and the performance obligation relating to filgotinib. This results in an outstanding deferred income balance of €1.5 billion for the drug discovery platform (including the warrant issuance liability relating to subsequent warrant B) and €456 million for the performance obligation relating to filgotinib.

A detailed explanation of our transactions with Gilead in 2020, 2021 and 2022 can be found in the section titled Agreements with major Galapagos NV shareholders. There are no other shareholders or other entities who, solely or jointly, control Galapagos or exercise significant influence over Galapagos.

Relationship and transactions with subsidiaries

Please see Note 33 for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of Galapagos NV.

Relationship and transactions with key management personnel

Our key management personnel consists of the members of the Executive Committee and members of the Board of Directors. All amounts mentioned in this section are based on expenses recognized in the financial statements for the relevant financial year.

Remuneration of key management personnel

On December 31, 2022, our Executive Committee had four members: Stoffels IMC BV (permanently represented by Dr. Paul Stoffels), Mr. Bart Filius, Dr. Walid Abi-Saab and Mr. Michele Manto. They provide their services to us on a full-time basis. On December 31, 2022, our Board of Directors consisted of nine members: Stoffels IMC BV (permanently represented by Dr. Paul Stoffels), Dr. Raj Parekh, Dr. Mary Kerr, Mr. Peter Guenter, Mr. Daniel O’Day, Dr. Linda Higgins, Dr. Elisabeth Svanberg, Dr. Dan Baker and Mr. Jérôme Contamine.

At the Annual Shareholders’ meeting of April 26, 2022, the mandates of Howard Rowe and Katrine Bosley as members of the Board of Directors came to an end.

Effective from January 1, 2020, Galapagos no longer grants any subscription rights to members of the Board of Directors, taking into account the stricter rules of the Belgian Companies Code.

Effective from April 26, 2022, our new Chief Executive Officer, Stoffels IMC BV (permanently represented by Dr. Paul Stoffels) has been appointed as the Chairman of the Board of Directors of Galapagos. The Chief Executive Officer will only be remunerated for the performance of its executive functions as Chief Executive Officer and is not entitled to any additional remuneration for its mandates of Chairman of the Board of Directors or of any Committee.

Dr. Hoekema retired from Galapagos and was our Chief Business Officer and an Executive Committee member until October 31, 2022 and hence the table below for financial year 2022 contains disclosures on his remuneration until the aforementioned date.

Dr. Walid Abi-Saab left Galapagos and was our Chief MO and an Executive Committee member until December 31, 2022 and hence the table below for financial year 2022 contains disclosures on his remuneration.

The remuneration package of the members of key management personnel comprises:

	Year ended December 31,
	2022	2021	2020
Remuneration of key management personnel:
Euro, in thousands (except for the number of subscription rights and RSUs)
Short-term benefits	€3,444	€4,264	€3,102
Executive Committee members as a group (1)
Gross salary	2,341	2,621	2,531
Cash bonus (2)	997	1,172	433
Other short-term benefits	106	471	138
Long-term benefits for Executive Committee members as a group (3)	—	—	—
Board fees and other short-term benefits for members of the Board of Directors
Stofffels IMC BV (permanently represented by Dr. Paul Stoffels)	—	—	—
Raj Parekh	165	220	220
Howard Rowe (4)	39	120	125
Katrine Bosley (4)	21	65	115
Mary Kerr	115	115	115
Peter Guenter	115	115	115
Jérôme Contamine (5)	102	—	—
Dan Baker (5)	68	—	—
Elizabeth Svanberg	115	115	78
Daniel O'Day (6)	—	—	—
Linda Higgins (6)	—	—	—
Post-employment benefits (7)	240	399	392
Total benefits excluding subscription rights and RSUs	€4,424	€5,413	€4,262
Severance package (8)	—	802	—
Number of subscription rights granted in the year
Executive Committee members as a group (1)	1,124,000	275,000	275,000
Onno van de Stolpe	—	85,000	85,000
Stofffels IMC BV (permanently represented by Dr. Paul Stoffels)	1,000,000	—	—
Bart Filius	68,000	50,000	50,000
Andre Hoekema	—	30,000	30,000
Piet Wigerinck	—	40,000	40,000
Walid Abi-Saab	32,000	40,000	40,000
Michele Manto	24,000	30,000	30,000
Total number of subscription rights granted in the year	1,124,000	275,000	275,000
Total cost of subscription rights granted in the year under IFRS 2	€27,010	€5,629	€22,921
Number of RSUs granted in the year (9)
Onno van de Stolpe	—	63,830	18,317
Stofffels IMC BV (permanently represented by Dr. Paul Stoffels)	74,408	—	—
Bart Filius	61,442	62,730	12,600
Andre Hoekema	—	51,433	832
Piet Wigerinck	—	835	12,080
Walid Abi-Saab	37,274	44,038	12,080
Michele Manto	27,354	31,694	5,920
Total number of RSUs granted in the year	200,478	254,560	61,829

(1) Dr. Wigerinck was a member of the Executive Committee (formerly Management Board) until November 30, 2021. His remuneration and benefits are included in the overview for the financial year 2021 and 2020.
Mr. Onno Van de Stolpe was our CEO and Executive Committee member until March 31, 2022, Dr Andre Hoekema was our CBO and Executive Committee member until October 31, 2022 and Dr. Walid Abi-Saab was our CMO and Executive Committee member until December 31, 2022. Their (prorated) remuneration and benefits are included in the overview for the financial year 2021 and 2022.
Effective as of April 1, 2022, Stoffels IMC BV (permanently represented by Dr. Paul Stoffels) is our CEO and Chair of the Executive Committee. His remuneration is included in the overview for the financial year 2022.

(2) The aggregate number under the financial year 2022 also includes the cash bonus of Dr. Andre Hoekema and Dr. Walid Abi-Saab. The aggregate number under 2021 also includes the cash bonus of Dr. Wigerinck.

(3) Only Executive Committee members are granted long-term benefits. Pursuant to the Senior Management Bonus Scheme, these consist ot the deferred part of the bonus from 3 years ago. For financial year 2021 the deferred part of the bonus is not paid out. As of 2019 the Senior Management Bonus Scheme was no longer applicable, as a result 2021 was the last financial year during which such payment could occur.

(4) Member of the Board of Directors until April 26, 2022.
(5) Member of the Board of Directors as of April 26, 2022.
(6) Gilead designees appointed to our Board of Directors on October 22, 2019. They don’t receive any remuneration for their Board mandate.
(7) Only Executive Committee members receive post-employment benefits.
(8) For 2021 we disclose Dr. Wigerinck's severance package.

(9) This is the sum of the RSUs awarded during the respective financial year, excluding the RSUs representing the deferred portion of the bonus for 2021 in FY2021 and for 2022 in FY2022 (each time to be granted in the following financial year). Only Executive Committee members were awarded RSUs.

OTHER

No loans, quasi-loans or other guarantees were given by Galapagos NV or any of its subsidiaries to members of the Board of Directors and of the Executive Committee. We have not entered into transactions with our key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise or termination of their mandates as members of the Executive Committee and the Board of Directors.